S-K 1603(a) SPAC Sponsor	Sep. 23, 2026 USD ($) shares
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Cayman Islands limited liability company
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor is a Cayman Islands limited liability company and was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Cayman Limited Liability Companies Act and other applicable law, our sponsor’s business is focused on investing in our company. The managing member of our sponsor is Albert Cha, M.D., Ph.D., our Chief Executive Officer and a member of our board of directors. Dr. Cha controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date of this prospectus, FLSPF owns 100% of the economic rights attributable to the founder shares and private placement shares held by our sponsor.
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination;
Common Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,875,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000